Schedule of Error Corrections And Prior Period Adjustments (Details) - USD ($)			3 Months Ended							9 Months Ended			12 Months Ended
	Sep. 30, 2022	Aug. 01, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Additional paid in capital			$ 31,664,226			$ 29,402,533	[1]			$ 31,664,226	$ 29,402,533	[1]	$ 29,489,055	$ 26,518,433		$ 12,063,940
Additional paid in capital			(32,979,632)			(23,792,804)				(32,979,632)	(23,792,804)		(25,433,304)	(18,840,581)		(13,844,512)
Research and development, net of contract expense reimbursements			1,400,564			1,045,177				2,632,387	2,806,644		3,517,093	1,047,385
General and administrative			328,995			265,553				963,642	730,186		1,046,854	473,714
Legal and professional			1,322,002			288,416				2,323,013	1,072,728		1,328,435	822,727
Net loss from operations			(3,051,561)			(1,599,146)				(5,919,042)	(4,609,558)		(5,892,382)	(2,343,826)
Interest expenses						(623,465)					(1,952,147)
Financing fee											(104,245)		(104,245)	(189,912)
Change in fair value of derivative liabilities			$ 286,316			$ 442,900				$ 340,405	$ 2,118,175		2,216,488	(189,000)
Change in fair value of warrant liabilities		$ (146,624)												(398,675)
Loss on extinguishment of debt	$ 1,531,852													(1,795,652)
Net loss														(4,996,069)
Dividend on Series A Preferred Stock														(402,064)
Deemed dividend on extinguishment of Series A Preferred Stock														(439,427)
Deemed dividend on modification of equity-classified warrants, as restated														(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated														31,423
Net loss attributable to common stockholders													$ (6,592,723)	$ (6,747,137)
Net loss per shares - Basic			$ (1.59)			$ (0.91)				$ (3.45)	$ (2.72)		$ (3.53)	$ (5.04)
Net loss per shares - Diluted			$ (1.59)			$ (0.91)				$ (3.45)	$ (2.72)		$ (3.53)	$ (5.04)
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated	$ 2,031,250													$ 9,951,356		2,031,249
Common stock issued for cash
Warrants exercised for cash
Warrants issued for financing costs									$ 90,816				$ 90,816	14,662
Common stock issued for conversion of accrued interest
Common stock issued upon conversion of convertible debt and exercise of related warrants			$ 1,621,996			$ 429,310								1,199,916
Common stock issued for exercise of warrants with settlement of notes payable														2,153,124
Stock-based compensation			45,275	$ 71,162	$ 111,449	37,583		$ 49,522	8,333				181,960	237,547
Dividends on Series A preferred stock														(402,064)
Common shares issued for dividends on and conversion of Series A preferred stock														402,064
Reclassification of fair value of warrant liability to equity upon initial public offering														881,553
Net loss			(3,784,082)	$ (2,031,215)	$ (1,731,031)	(1,792,754)		$ (2,184,372)	(975,097)	$ (7,546,328)	$ (4,952,223)		(6,592,723)	(4,996,069)
Change in fair value of derivative liabilities			(286,316)			(442,900)				(340,405)	(2,118,175)		(2,216,488)	189,000
Change in fair value of warrant liabilities		$ 146,624												398,675
Amortization of debt discount and finance fees										1,079,444	1,654,724		2,123,049	377,384
Loss on settlement of convertible debt			$ 762,186			43,414				833,501	477,221		477,221	1,795,652
Fair value of freestanding instruments in excess of proceeds														189,912
Gain on interest relief on conversion of notes payable
Stock-based compensation										227,886	95,438		181,960	237,547
Accrued interest payable										(15,056)	106,578		110,453	18,378
Net cash used in operating activities										(4,637,068)	(4,518,973)		(5,581,147)	(2,666,411)
Proceeds from issuance of common shares and warrants														9,995,513
Proceeds from convertible notes payable											3,935,000		3,935,000	550,715
Proceeds from notes payable and warrants														50,000
Payment for finance costs related to convertible notes payable											(345,000)		(345,000)	(17,363)
Net cash provided by (used in) financing activities										(698,457)	2,904,527		2,570,083	10,578,865
Common stock issued upon conversion of convertible debt														1,199,916
Common stock issued for exercise of warrants with settlement of notes payable														$ 2,153,124
Common shares issued for dividends on and conversion of Series A preferred stock														402,064
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively											90,816		$ 90,816	$ 14,662
Warranst of issuance fees									$ 8,727	$ 0	8,727		8,727	0
Nonrelated Party [Member]
Interest expenses														(428,688)
Previously Reported [Member]
Additional paid in capital						19,456,841	[1]				19,456,841	[1]	19,543,363	16,572,741		4,150,948
Additional paid in capital						(13,847,112)					(13,847,112)		(15,487,612)	(8,894,889)		(5,795,432)
Research and development, net of contract expense reimbursements											3,084,488			1,148,712
General and administrative											452,342			538,796
Legal and professional														866,770
Net loss from operations														(2,554,278)
Financing fee
Change in fair value of derivative liabilities
Change in fair value of warrant liabilities														94,025
Loss on extinguishment of debt
Net loss														(3,028,448)
Dividend on Series A Preferred Stock														(71,009)
Deemed dividend on extinguishment of Series A Preferred Stock
Deemed dividend on modification of equity-classified warrants, as restated
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated
Net loss attributable to common stockholders														$ (3,099,457)
Net loss per shares - Basic														$ (2.32)
Net loss per shares - Diluted														$ (2.32)
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated
Common stock issued for cash														10,008,095
Warrants exercised for cash														14,098
Warrants issued for financing costs														412,241
Common stock issued for conversion of accrued interest														588,524
Common stock issued upon conversion of convertible debt and exercise of related warrants
Common stock issued for exercise of warrants with settlement of notes payable														576,476
Stock-based compensation														403,956
Dividends on Series A preferred stock														(71,009)
Common shares issued for dividends on and conversion of Series A preferred stock														402,068
Reclassification of fair value of warrant liability to equity upon initial public offering
Net loss														(3,028,448)
Change in fair value of derivative liabilities
Change in fair value of warrant liabilities														(94,025)
Amortization of debt discount and finance fees														885,505
Loss on settlement of convertible debt
Fair value of freestanding instruments in excess of proceeds
Gain on interest relief on conversion of notes payable														12,625
Stock-based compensation														403,956
Accrued interest payable														(13,177)
Net cash used in operating activities														(2,710,454)
Proceeds from issuance of common shares and warrants														10,022,193
Proceeds from convertible notes payable														600,715
Proceeds from notes payable and warrants
Payment for finance costs related to convertible notes payable
Net cash provided by (used in) financing activities														10,622,908
Common stock issued upon conversion of convertible debt														588,524
Common stock issued for exercise of warrants with settlement of notes payable														$ 576,476
Common shares issued for dividends on and conversion of Series A preferred stock														402,068
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively														$ 412,241
Previously Reported [Member] | Nonrelated Party [Member]
Interest expenses														(917,879)
Revision of Prior Period, Reclassification, Adjustment [Member]
Additional paid in capital						9,945,692	[1]				9,945,692	[1]	9,945,692	9,945,692	[2]	7,912,992	[3]
Additional paid in capital						$ (9,945,692)					(9,945,692)		$ (9,945,692)	(9,945,692)	[4]	$ (8,049,080)	[5]
Research and development, net of contract expense reimbursements											(277,844)			(101,327)
General and administrative											$ 277,844			(65,082)
Legal and professional														(44,043)
Net loss from operations														210,452
Financing fee														(189,912)
Change in fair value of derivative liabilities														(189,000)
Change in fair value of warrant liabilities														(492,700)
Loss on extinguishment of debt														(1,795,652)
Net loss														(1,967,621)
Dividend on Series A Preferred Stock														(331,055)
Deemed dividend on extinguishment of Series A Preferred Stock														(439,427)
Deemed dividend on modification of equity-classified warrants, as restated														(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated														31,423
Net loss attributable to common stockholders														$ (3,647,680)
Net loss per shares - Basic														$ (2.72)
Net loss per shares - Diluted														$ (2.72)
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated														$ 9,951,356
Common stock issued for cash														(10,008,095)
Warrants exercised for cash														(14,098)
Warrants issued for financing costs														(397,579)
Common stock issued for conversion of accrued interest														(588,524)
Common stock issued upon conversion of convertible debt and exercise of related warrants														1,199,916
Common stock issued for exercise of warrants with settlement of notes payable														1,576,648
Stock-based compensation														(166,409)
Dividends on Series A preferred stock														(331,055)
Common shares issued for dividends on and conversion of Series A preferred stock														(4)
Reclassification of fair value of warrant liability to equity upon initial public offering														881,553
Net loss														(1,967,621)
Change in fair value of derivative liabilities														189,000
Change in fair value of warrant liabilities														492,700
Amortization of debt discount and finance fees														(508,121)
Loss on settlement of convertible debt														1,795,652
Fair value of freestanding instruments in excess of proceeds														189,912
Gain on interest relief on conversion of notes payable														(12,625)
Stock-based compensation														(166,409)
Accrued interest payable														31,555
Net cash used in operating activities														44,043
Proceeds from issuance of common shares and warrants														(26,680)
Proceeds from convertible notes payable														(50,000)
Proceeds from notes payable and warrants														50,000
Payment for finance costs related to convertible notes payable														(17,363)
Net cash provided by (used in) financing activities														(44,043)
Common stock issued upon conversion of convertible debt														611,392
Common stock issued for exercise of warrants with settlement of notes payable														$ 1,576,648
Common shares issued for dividends on and conversion of Series A preferred stock														(4)
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively														$ (397,579)
Revision of Prior Period, Reclassification, Adjustment [Member] | Nonrelated Party [Member]
Interest expenses														$ 489,191

[1]	The Reverse Stock Split (Note 1) also resulted in an adjustment to the condensed consolidated balance sheet for the period ended September 30, 2023 with an increase to additional paid in capital of $140 and an offsetting adjustment to the carrying value of common stock.
[2]	Adjustments include corrections for stock compensation errors (increase of $7,843,052); recognition of Series A Preferred Stock accrued dividends (decrease of $402,064); correction of issuance cost recognition related to financing transactions (decrease of $174,082); corrections to the Company’s initial classification and recognition of warrants issued in financing transactions (decrease of $416,266), reclassifications of warrants from liability to equity (increase of $881,554); correction in the application of extinguishment accounting upon settlement of debt instruments (increase of $2,213,498).
[3]	Adjustments include adjustment to the carrying value of notes payable, including recognition of day 1 loss (decrease of $7,351); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); and stock compensation adjustments (increase of $8,009,461).
[4]	Adjustments include corrections for stock compensation errors (increase of $8,009,461); adjustment of the estimated Series A Preferred Stock warrant obligation fair value (increase of $240,930); reversal of accrued Series A Preferred Stock dividends (decrease of $402,064); recognition of bifurcated derivatives and recording of loss at issuance (increase of $296,151); correction of issuance cost recognition related to financing transactions (decrease of $166,407); and the aggregate adjustments to 2022 net loss as detailed below (increase of $1,967,621).
[5]	Adjustments include reversal of dividend liability recorded (decrease of $331,059); identification of deferred IPO costs (decrease of ($55,182); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); adjustment to the estimated fair value of warrant liability (increase of $240,930); adjustment to the carrying value of notes payable, including recognition of day 1 loss (increase of $274,048); and stock compensation adjustments (increase of $8,009,461).